Acquisitions	12 Months Ended
Dec. 31, 2024
Business Combinations [Abstract]
Acquisitions

4. Acquisitions

2024 Acquisitions

During the year ended December 31, 2024, we completed eight acquisitions within the Pharmacy Solutions and Provider Services segments. We entered these transactions in order to expand our services and geographic offerings. Aggregate consideration net of cash acquired for these acquisitions was approximately $110.9 million. The operating results of these acquisitions are included in our consolidated financial statements from the respective dates of the acquisition.

Haven Hospice

The following table summarizes the consideration paid (in thousands) for the September 1, 2024 acquisition of North Central Florida Hospice, Inc. (“Haven Hospice”) and the fair value of the assets acquired and the liabilities assumed at the acquisition date, which has been adjusted for immaterial measurement-period adjustments through December 31, 2024. Haven Hospice provides hospice and palliative care services in the state of Florida. Its results are consolidated within the Provider Services segment.

Inventories	$45
Property and equipment	495
Goodwill	45,114
Intangible assets	19,860
Operating lease right-of-use assets	7,157
Trade accounts payable	764
Current portion of obligations under operating leases	2,235
Obligations under operating leases, net of current portion	4,922
Aggregate purchase price	$64,750

The Company is in the process of reviewing the fair value of the assets acquired and liabilities assumed. We have estimated the fair value of acquired intangible assets based upon a third-party valuation. Based on the Company’s preliminary valuations, the total estimated consideration has been allocated to assets acquired and liabilities assumed as of the acquisition date.

Consideration for the Haven Hospice acquisition included a $15.0 million cash payment, $15.0 million seller note payable in 2028, and $30.0 million of the Company's common stock equal to 2,471,251 shares. The number of shares was calculated by dividing $30.0 million by a price per share equal to the average of the volume weighted average trading price of the Company's common stock on each of the fifteen consecutive trading days ending on and including the trading day that is three trading days prior to the closing date, as required by the asset purchase agreement. The sellers are restricted from trading during a 180-day lock-up period from closing with agreed-upon sale volume limitations for four years thereafter. The asset purchase agreement also includes a post-closing adjustment feature to the extent any losses are incurred by the sellers in the sale of their common stock for four years following closing with a final equity adjustment feature (see Note 14).

The estimated intangible assets consist of $14.8 million in indefinite-lived licenses and $5.1 million of trade name. The trade name has an estimated useful life of 10.0 years. We expect all of the goodwill will be deductible for tax purposes. The Company believes the resulting amount of goodwill reflects its expectation of synergistic benefits of the acquisition.

Haven Hospice contributed $19.8 million in revenue and $1.0 million of operating income during the year ended December 31, 2024. Pro forma financial data for the Haven Hospice acquisition has not been included as the results of the operations are not material to our consolidated financial statements.

Others

The following table summarizes the consideration paid (in thousands) for 2024 acquisitions, excluding Haven Hospice, and the estimated fair value of the assets acquired and the liabilities assumed at the acquisition dates, which are adjusted for immaterial measurement-period adjustments through December 31, 2024. Consideration for acquisitions by the Pharmacy Solutions and Provider Services segments was $27.0 million and $19.2 million, respectively.

Accounts receivable	$3,749
Inventories	1,234
Prepaid expenses and other current assets	174
Property and equipment	398
Goodwill	18,093
Intangible assets	31,233
Operating lease right-of-use assets	364
Other assets	1,438
Trade accounts payable	650
Accrued expenses	7,742
Current portion of obligations under operating leases	56
Current portion of obligations under financing leases	53
Obligations under operating leases, net of current portion	308
Obligations under financing leases, net of current portion	8
Deferred income taxes, net	1,686
Aggregate purchase price, net of cash acquired	$46,180

The Company is in the process of reviewing the fair value of the assets acquired and liabilities assumed. We have estimated the fair value of acquired intangible assets based upon third-party valuations and/or the values assigned in prior acquisitions that were deemed comparable in nature. Based on the Company’s preliminary valuations, the total estimated consideration has been allocated to assets acquired and liabilities assumed as of the acquisition dates.

The estimated intangible assets consist primarily of $22.3 million in customer relationships, $5.7 million in definite-lived licenses, $2.1 million in indefinite-lived licenses, $0.6 million in covenants not to compete, and $0.5 million in trade names. Definite-lived intangible assets have an estimated weighted average useful life of 14.9 years. We expect $12.3 million of the goodwill will be deductible for tax purposes. The Company believes the resulting amount of goodwill reflects its expectation of synergistic benefits of the acquisitions.

The above acquisitions contributed approximately $59.9 million in revenue and $5.0 million in operating income during the year ended December 31, 2024. Pro forma financial data for the 2024 acquisitions has not been included as the results of the operations are not material to our consolidated financial statements.

During the year ended December 31, 2024, the Company incurred approximately $3.4 million in transaction costs related to all aforementioned acquisitions completed in 2024. These costs are included in selling, general, and administrative expenses in our consolidated statements of operations.

The Company also purchased the remaining 30% noncontrolling interest in Gateway Pediatric Therapy, LLC during the first fiscal quarter of 2024 and the remaining 45% noncontrolling interest in Harvest Grove LTC, LLC during the third fiscal quarter of 2024. These transactions did not meet the definition of a business combination in accordance with ASC 805, Business Combinations (refer to Note 16).

2023 Acquisitions

During the year ended December 31, 2023, we completed five acquisitions within the Pharmacy Solutions and Provider Services segments. We entered these transactions in order to expand our services and geographic offerings. Aggregate consideration for these acquisitions was approximately $73.1 million. No cash was acquired as a part of these transactions. The operating results of these acquisitions are included in our consolidated financial statements from the respective dates of the acquisition.

The following table summarizes the consideration paid (in thousands) for 2023 acquisitions, and the estimated fair value of the assets acquired and the liabilities assumed at the acquisition dates, which are adjusted for immaterial measurement-period adjustments through December 31, 2023. Consideration for acquisitions by the Pharmacy Solutions and Provider Services segments was $29.8 million and $43.3 million, respectively.

Accounts receivable	$2,500
Inventories	919
Property and equipment	13
Intangible assets	37,914
Goodwill	31,931
Operating lease right-of-use assets	530
Accrued expenses	200
Current portion of obligations under operating leases	207
Obligations under operating leases, net of current portion	323
Aggregate purchase price	$73,077

The intangible assets consist primarily of $18.9 million in indefinite-lived licenses, $14.0 million in customer relationships, $3.9 million in trade names, and $1.1 million in covenants not to compete. Definite-lived intangible assets have an estimated weighted average useful life of 11.2 years. We expect all of the goodwill will be deductible for tax purposes. The Company believes the resulting amount of goodwill reflects its expectation of synergistic benefits of the acquisitions.

Measurement period adjustments for 2023 acquisitions recorded in the year ended December 31, 2024 were not material to the consolidated financial statements. The Company finalized the purchase price allocation for the 2023 acquisitions prior to the one-year anniversary date of each acquisition.

The above acquisitions contributed approximately $119.3 million and $55.1 million in revenue and approximately $5.7 million and $4.5 million in operating income during the years ended December 31, 2024 and 2023, respectively. Pro forma financial data for 2023 acquisitions has not been included as the results of the operations are not material to our consolidated financial statements.

During the year ended December 31, 2023, the Company incurred approximately $2.5 million in transaction costs related to completed 2023 acquisitions. These costs are included in selling, general, and administrative expenses in our consolidated statements of operations.